Shareholder Report, Holdings (Details) - C000004819	Jun. 30, 2026
1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	40.10%
8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	4.30%
31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	22.10%
91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	19.60%
Over 180 Days
Holdings [Line Items]
Percent of Total Investments	13.90%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.70%
AssetU.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.20%
AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	12.50%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%